Organization (Details) - Subsidiaries	Dec. 31, 2021 subsidiary
LiveVox, Inc.
Class of Stock [Line Items]
Number of operating subsidiaries	4
LiveVox Private Solutions, LTD | LiveVox, Inc.
Class of Stock [Line Items]
Ownership percentage	99.99%
LiveVox Private Solutions, LTD | LiveVox International, Inc.
Class of Stock [Line Items]
Ownership percentage	0.01%